UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedules of Investments.

Consolidated Schedule of Investments (Unaudited)

iSHARES® COMMODITIES SELECT STRATEGY ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 34.05%

AGRICULTURAL PRODUCTS — 1.04%
Archer-Daniels-Midland Co.	2,381	$111,025
Bunge Ltd.	539	48,257
Fresh Del Monte Produce Inc.	133	4,473

		163,755
ALUMINUM — 0.31%
Alcoa Inc.	2,636	41,253
Aluminum Corp. of China Ltd. Class H SP ADR[a]	359	3,992
Constellium NV Class Aa	202	3,719

		48,964
COAL & CONSUMABLE FUELS — 0.06%
Cameco Corp.	255	3,575
CONSOL Energy Inc.	149	4,314
Denison Mines Corp.[a]	289	247
Peabody Energy Corp.	175	1,090
Yanzhou Coal Mining Co. Ltd. Class H SP ADR	126	993

		10,219
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS — 1.04%
AGCO Corp.	332	14,389
CNH Industrial NV	3,699	28,297
Deere & Co.	1,424	121,311

		163,997
DIVERSIFIED METALS & MINING — 3.74%
BHP Billiton Ltd. SP ADR	4,543	210,477
BHP Billiton PLC SP ADR	2,990	130,633
Freeport-McMoRan Inc.	2,941	49,438
HudBay Minerals Inc.	666	4,762
Nevsun Resources Ltd.	574	1,986
Rio Tinto PLC SP ADR	3,511	154,940
Sesa Sterlite Ltd. SP ADR	853	11,081
Teck Resources Ltd. Class B	1,302	16,770
Turquoise Hill Resources Ltd.[a,b]	2,836	8,168

		588,255
FERTILIZERS & AGRICULTURAL CHEMICALS — 4.34%
Agrium Inc.	588	62,710
CF Industries Holdings Inc.	206	62,908
Israel Chemicals Ltd.	264	1,896
Monsanto Co.	1,977	233,246
Mosaic Co. (The)	1,298	63,200
Potash Corp. of Saskatchewan Inc.	3,386	123,724
Sociedad Quimica y Minera de Chile SA Series B SP ADR	385	9,186
Syngenta AG SP ADR	1,931	125,670

		682,540

Security	Shares	Value

FOREST PRODUCTS — 0.05%
Deltic Timber Corp.	130	$8,125

		8,125
GOLD — 5.14%
Agnico Eagle Mines Ltd.	1,601	53,986
Alamos Gold Inc.[a]	989	5,242
AngloGold Ashanti Ltd. SP ADR[a]	3,057	37,846
AuRico Gold Inc.	1,928	7,596
B2Gold Corp.[a],b	5,268	10,325
Barrick Gold Corp.	8,893	113,653
Cia. de Minas Buenaventura SAA SP ADR	1,378	15,737
Eldorado Gold Corp.	5,464	26,118
Franco-Nevada Corp.	1,190	68,544
Gold Fields Ltd. SP ADR	5,383	31,760
Goldcorp Inc.	6,210	149,226
Harmony Gold Mining Co. Ltd. SP ADR[a]	2,846	8,823
IAMGOLD Corp.[a]	2,926	7,812
Kinross Gold Corp.[a]	8,688	29,452
New Gold Inc.[a]	3,783	16,494
Newmont Mining Corp.	3,808	95,771
NovaGold Resources Inc.[a]	1,823	6,800
Pretium Resources Inc.[a]	744	4,970
Primero Mining Corp.[a]	521	2,094
Randgold Resources Ltd.	701	59,767
Rio Alto Mining Ltd.[a]	2,566	7,364
Rubicon Minerals Corp.[a]	2,876	3,250
Sandstorm Gold Ltd.[a]	912	3,685
Sibanye Gold Ltd. SP ADR	1,394	15,529
Yamana Gold Inc.	6,700	27,537

		809,381
INTEGRATED OIL & GAS — 6.20%
BP PLC SP ADR	2,341	90,901
Cenovus Energy Inc.	578	10,919
Chevron Corp.	1,426	146,208
China Petroleum & Chemical Corp. Class H SP ADR	187	14,812
Ecopetrol SA SP ADR	188	3,065
Eni SpA SP ADR	1,011	34,273
Exxon Mobil Corp.	3,206	280,269
Hess Corp.	192	12,958
Imperial Oil Ltd.	194	7,199
InterOil Corp.[a]	29	1,091
Occidental Petroleum Corp.	584	46,720
Petrobras Argentina SA Class B SP ADR	51	248
PetroChina Co. Ltd. Class H SP ADR	153	16,611
Petroleo Brasileiro SA SP ADR	1,137	6,833
Royal Dutch Shell PLC Class A SP ADR	1,477	90,762
Royal Dutch Shell PLC Class B SP ADR	921	58,935
Sasol Ltd. SP ADR	366	13,571
Statoil ASA SP ADR	776	13,037
Suncor Energy Inc.	1,099	32,761
Total SA SP ADR	1,779	91,636
YPF SA SP ADR	147	3,447

		976,256
OIL & GAS DRILLING — 0.26%
Diamond Offshore Drilling Inc.[b]	73	2,302
Ensco PLC Class A	252	7,066

1

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

January 31, 2015

Security	Shares	Value

Helmerich & Payne Inc.	117	$6,968
Nabors Industries Ltd.	312	3,591
Nobel Corp. PLC	274	4,444
North Atlantic Drilling Ltd.	92	132
Ocean Rig UDW Inc.	64	523
Pacific Drilling SAa	84	280
Precision Drilling Corp.	316	1,612
Rowan Companies PLC Class A	134	2,830
Seadrill Ltd.	399	4,285
Transocean Ltd.[b]	367	5,982
Transocean Partners LLC	19	278

		40,293
OIL & GAS EQUIPMENT & SERVICES — 1.22%
Baker Hughes Inc.	345	20,007
Cameron International Corp.[a]	167	7,478
CGG SP ADR[a]	145	813
Core Laboratories NV	36	3,339
FMC Technologies Inc.[a]	193	7,234
Frank’s International NV	28	458
Halliburton Co.	683	27,313
McDermott International Inc.[a]	195	439
National Oilwell Varco Inc.	345	18,778
Oceaneering International Inc.	89	4,660
Schlumberger Ltd.	1,049	86,427
Superior Energy Services Inc.	127	2,540
Tenaris SA SP ADR	194	5,479
Tesco Corp.	30	307
Weatherford International Ltd.[a]	635	6,560

		191,832
OIL & GAS EXPLORATION & PRODUCTION — 2.56%
Advantage Oil & Gas Ltd.[a]	148	619
Anadarko Petroleum Corp.	435	35,561
Antero Resources Corp.[a]	48	1,663
Apache Corp.	327	20,460
Baytex Energy Corp.	145	2,268
Bellatrix Exploration Ltd.[a]	167	339
Cabot Oil & Gas Corp.	365	9,672
Canadian Natural Resources Ltd.	939	27,175
Chesapeake Energy Corp.	454	8,708
Cimarex Energy Co.	76	7,843
CNOOC Ltd. SP ADR	141	18,774
Cobalt International Energy Inc.[a]	260	2,371
Concho Resources Inc.[a]	99	10,974
ConocoPhillips	1,060	66,759
Continental Resources Inc.[a]	75	3,405
Crescent Point Energy Corp.	347	8,238
Denbury Resources Inc.	308	2,125
Devon Energy Corp.	324	19,527
Encana Corp.	648	7,932
Energen Corp.	64	4,059
Energy XXI Ltd.[b]	104	306
Enerplus Corp.	180	1,764
EOG Resources Inc.	471	41,933
EQT Corp.	133	9,901
Geopark Ltd.[a]	28	106
Kosmos Energy Ltd.[a]	95	833
Marathon Oil Corp.	570	15,162
Murphy Oil Corp.	146	6,557
Noble Energy Inc.	303	14,465
Pengrowth Energy Corp.	463	1,241

Security	Shares	Value

Penn West Petroleum Ltd.	433	$645
Pioneer Natural Resources Co.	125	18,816
QEP Resources Inc.	145	2,932
Range Resources Corp.	148	6,848
Southwestern Energy Co.[a],b	309	7,660
Talisman Energy Inc.	834	6,272
Ultra Petroleum Corp.[a],[b]	134	1,709
Vermilion Energy Inc.	93	4,073
Whiting Petroleum Corp.[a]	105	3,152

		402,847
OIL & GAS REFINING & MARKETING — 0.42%
Cosan Ltd. Class A	101	697
HollyFrontier Corp.	120	4,311
Marathon Petroleum Corp.	163	15,092
Phillips 66	329	23,135
Tesoro Corp.	77	6,293
Valero Energy Corp.	306	16,181

		65,709
OIL & GAS STORAGE & TRANSPORTATION — 0.96%
Cheniere Energy Inc.[a]	138	9,850
DHT Holdings Inc.	58	426
Dorian LPG Ltd.[a]	15	169
Enbridge Inc.	515	24,942
GasLog Ltd.	22	385
Golar LNG Ltd.	51	1,446
Kinder Morgan Inc.	1,041	42,733
Navigator Holdings Ltd.[a]	12	200
Nordic American Tankers Ltd.	55	557
ONEOK Inc.	129	5,680
Pembina Pipeline Corp.	203	6,303
Scorpio Tankers Inc.	101	795
Ship Finance International Ltd.	37	514
Spectra Energy Corp.	401	13,409
Teekay Corp.	29	1,228
TransCanada Corp.	428	19,037
Tsakos Energy Navigation Ltd.	40	276
Ultrapar Participacoes SA SP ADR	270	5,287
VTTI Energy Partners LP	11	254
Williams Companies Inc. (The)	406	17,807

		151,298
PAPER PACKAGING — 1.50%
MeadWestvaco Corp.	1,942	97,644
Packaging Corp. of America	1,133	85,938
Sonoco Products Co.	1,172	51,802

		235,384
PAPER PRODUCTS — 2.15%
Fibria Celulose SA SP ADR[a]	2,552	30,956
International Paper Co.	4,923	259,245
KapStone Paper and Packaging Corp.	969	28,944
Resolute Forest Products Inc.[a]	1,081	18,377

		337,522

2

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

January 31, 2015

Security	Shares	Value

PRECIOUS METALS & MINERALS — 0.05%
Dominion Diamond Corp.[a]	482	$8,001

		8,001
SILVER — 0.65%
First Majestic Silver Corp.[a], [b]	938	5,806
Fortuna Silver Mines Inc.[a]	1,006	4,859
MAG Silver Corp.[a]	466	3,476
Pan American Silver Corp.	1,210	14,109
Silver Wheaton Corp.	2,815	64,661
Tahoe Resources Inc.	671	9,159

		102,070
SPECIALIZED REITS — 2.36%
Plum Creek Timber Co. Inc.	2,043	90,954
Potlatch Corp.	464	18,495
Rayonier Inc.	1,458	42,792
Weyerhaeuser Co.	6,089	218,291

		370,532

TOTAL COMMON STOCKS (Cost: $5,569,416)		5,356,980

SHORT-TERM INVESTMENTS — 40.81%

MONEY MARKET FUNDS — 40.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c],[d],[e]	28,575	28,575
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c],d,[e]	1,719	1,719
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c],d	6,391,108	6,391,108

		6,421,402

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,421,402)		6,421,402

TOTAL INVESTMENTS IN SECURITIES — 74.86% (Cost: $11,990,818)		11,778,382
Other Assets, Less Liabilities — 25.14%		3,954,930

NET ASSETS — 100.00%		$15,733,312

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

3

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

January 31, 2015

Open futures contracts as of January 31, 2015 were as follows:f

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum	2	Jul. 2015	London Metal	$93,713	$2,942
Brent Crude Oil	50	Oct. 2015	New York Mercantile	2,986,000	155,773
Cattle Feeder	1	Mar. 2015	Chicago Mercantile	102,600	(13,029)
Cocoa	1	Sep. 2015	ICE Futures U.S.	26,890	(2,444)
Coffee	1	Jul. 2015	ICE Futures U.S.	62,756	(5,554)
Copper	1	Mar. 2015	London Metal	138,050	(12,816)
Corn	23	Sep. 2015	Chicago Board of Trade	451,950	(24,942)
Cotton	5	May 2015	ICE Futures U.S.	150,050	(1,753)
Gold	3	Aug. 2015	COMEX	384,210	15,951
KC HRW Wheat	3	Jul. 2015	Chicago Board of Trade	81,938	(9,848)
Lead	1	Aug. 2015	London Metal	46,725	2,165
Lean Hogs	9	Aug. 2015	Chicago Mercantile	301,500	(10,562)
Live Cattle	8	Jun. 2015	Chicago Mercantile	462,800	(34,078)
Natural Gas	40	Apr. 2015	New York Mercantile	1,074,800	(398,246)
Silver	1	Sep. 2015	Commodities Center	86,520	1,192
Soybean	7	Jul. 2015	Chicago Board of Trade	340,463	(30,587)
Sugar	11	Oct. 2015	ICE Futures U.S.	194,656	(397)
Wheat	13	Jul. 2015	Chicago Board of Trade	332,475	(39,332)
WTI Crude Oil	62	Mar. 2015	ICE Futures Europe	2,990,880	6,656
Zinc	1	Aug. 2015	London Metal	53,431	(1,872)

Net Unrealized Depreciation					$(400,781)

[f]	Represents positions held in the subsidiary.

See accompanying notes to schedules of investments.

4

Schedule of Investments (Unaudited)

iSHARES® INTEREST RATE HEDGED CORPORATE BOND ETF

January 31, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 98.02%

EXCHANGE-TRADED FUNDS — 98.02%	114,200	$14,148,238

iShares iBoxx $ Investment Grade Corporate Bond ETF[a]		14,148,238

TOTAL INVESTMENT COMPANIES (Cost: $13,593,555)		14,148,238

SHORT-TERM INVESTMENTS — 1.40%

MONEY MARKET FUNDS — 1.40%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a],b	202,145	202,145

		202,145

TOTAL SHORT-TERM INVESTMENTS (Cost: $202,145)		202,145

TOTAL INVESTMENTS IN SECURITIES — 99.42% (Cost: $13,795,700)		14,350,383
Other Assets, Less Liabilities — 0.58%		84,188

NET ASSETS — 100.00%		$14,434,571

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Open futures contracts as of January 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	(4)	Mar. 2015	Chicago Board of Trade	$(879,063)	$(4,245)
5-Year U.S. Treasury Note	(29)	Mar. 2015	Chicago Board of Trade	(3,518,969)	(72,032)
10-Year U.S. Treasury Note	(35)	Mar. 2015	Chicago Board of Trade	(4,580,625)	(159,884)
Long U.S. Treasury Bond	(19)	Mar. 2015	Chicago Board of Trade	(2,874,344)	(194,733)
Ultra Long U.S. Treasury Bond	(12)	Mar. 2015	Chicago Board of Trade	(2,147,250)	(252,579)

Net Unrealized Depreciation					$(683,473)

See accompanying notes to schedules of investments.

5

Schedule of Investments (Unaudited)

iSHARES® INTEREST RATE HEDGED HIGH YIELD BOND ETF

January 31, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 99.22%

EXCHANGE-TRADED FUNDS — 99.22%
iShares iBoxx $ High Yield Corporate Bond ETF[a]	866,518	$78,185,919

		78,185,919

TOTAL INVESTMENT COMPANIES (Cost: $79,735,306)		78,185,919

SHORT-TERM INVESTMENTS — 0.41%

MONEY MARKET FUNDS — 0.41%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a],b	324,184	324,184

		324,184

TOTAL SHORT-TERM INVESTMENTS (Cost: $324,184)		324,184

TOTAL INVESTMENTS IN SECURITIES — 99.63% (Cost: $80,059,490)		78,510,103
Other Assets, Less Liabilities — 0.37%		295,320

NET ASSETS — 100.00%		$78,805,423

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Open futures contracts as of January 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	(119)	Mar. 2015	Chicago Board of Trade	$(26,152,109)	$(90,728)
5-Year U.S. Treasury Note	(265)	Mar. 2015	Chicago Board of Trade	(32,156,094)	(496,419)
10-Year U.S. Treasury Note	(135)	Mar. 2015	Chicago Board of Trade	(17,668,125)	(463,822)
Long U.S. Treasury Bond	(3)	Mar. 2015	Chicago Board of Trade	(453,844)	(24,062)

Net Unrealized Depreciation					$(1,075,031)

See accompanying notes to schedules of investments.

6

Schedule of Investments (Unaudited)

iSHARES® LIQUIDITY INCOME ETF

January 31, 2015

Security	Principal (000s)	Value

ASSET-BACKED SECURITIES — 10.15%
BMW Vehicle Lease Trust Series 2014-1, Class A2
0.45%, 03/21/16 (Call 10/20/15)	$312	$312,348
CarMax Auto Owner Trust Series 2014-1, Class A2
0.47%, 02/15/17 (Call 10/15/15)	151	151,321
Series 2014-2, Class A2
0.46%, 04/17/17 (Call 01/15/16)	167	167,183
Honda Auto Receivables Owner Trust Series 2014-2, Class A2
0.39%, 09/19/16 (Call 01/18/16)	250	249,868
Mercedes Benz Auto Lease Trust Series 2014-A, Class A2A
0.48%, 06/15/16 (Call 09/15/15)	209	209,252
Volkswagen Auto Loan Enhanced Trust Series 2014-1, Class A2
0.42%, 03/20/17 (Call 03/20/16)	179	178,947

TOTAL ASSET-BACKED SECURITIES (Cost: $1,269,388)		1,268,919

CERTIFICATES OF DEPOSIT — 4.57%
Bank of Nova Scotia/Houston
0.67%, 09/11/15	321	321,742
Credit Suisse/New York NY
0.55%, 08/24/15	250	250,038

TOTAL CERTIFICATES OF DEPOSIT (Cost: $571,433)		571,780

COMMERCIAL PAPER[a] — 10.71%
Dominion Resources Inc.
0.44%, 02/24/15	490	489,913
Nissan Motor Acceptance Corp.
0.40%, 04/20/15	350	349,760
Vodafone Group PLC
0.44%, 04/10/15	500	499,707

TOTAL COMMERCIAL PAPER (Cost: $1,337,527)		1,339,380

CORPORATE BONDS & NOTES — 58.36%

AUTO MANUFACTURERS — 2.05%
Daimler Finance North America LLC
2.63%, 09/15/16[b]	250	256,567

		256,567
BANKS — 29.31%
Bank of America N.A.
0.70%, 11/14/16[c]	275	275,047
Bank of Montreal
0.71%, 09/11/15[c]	350	350,916
Banque Federative du Credit Mutuel SA
1.11%, 01/20/17[b,c]	250	251,450

Security	Principal (000s)	Value

BPCE SA
0.75%, 07/15/15[c]	$250	$250,328
1.08%, 02/10/17[c]	250	251,397
Commonwealth Bank of Australia
0.44%, 12/04/15[b,c,d]	250	250,332
0.75%, 09/20/16[b,c]	250	251,052
Macquarie Bank Ltd.
0.69%, 06/15/16[b,c]	275	275,290
National Australia Bank Ltd.
0.66%, 12/02/16[b,c]	350	351,204
Suncorp-Metway Ltd.
0.70%, 05/23/16[b,c]	250	250,375
Toronto-Dominion Bank (The)
2.38%, 10/19/16	200	205,367
Wells Fargo & Co.
0.79%, 07/20/16[c]	450	451,522
Westpac Banking Corp.
1.01%, 09/25/15[c]	250	251,167

		3,665,447
DIVERSIFIED FINANCIAL SERVICES — 5.39%
General Electric Capital Corp.
0.43%, 05/11/16[c]	150	150,102
0.85%, 01/08/16[c]	350	351,785
1.10%, 05/09/16[c]	170	171,543

		673,430
MANUFACTURING — 4.84%
Cooper U.S. Inc.
2.38%, 01/15/16	350	355,694
Tyco Electronics Group SA
0.45%, 01/29/16[c]	250	249,951

		605,645
MEDIA — 2.01%
NBCUniversal Media LLC
3.65%, 04/30/15	250	251,938

		251,938
OIL & GAS — 2.00%
Devon Energy Corp.
0.69%, 12/15/15[c]	250	249,737

		249,737
PHARMACEUTICALS — 2.00%
Bayer U.S. Finance LLC
0.50%, 10/07/16[b,c]	250	250,073

		250,073
TELECOMMUNICATIONS — 10.76%
America Movil SAB de CV
2.38%, 09/08/16	250	254,758
AT&T Inc.
0.62%, 02/12/16[c]	300	300,079
Deutsche Telekom International Finance BV
5.75%, 03/23/16	200	210,913
Verizon Communications Inc.

7

Schedule of Investments (Unaudited) (Continued)

iSHARES® LIQUIDITY INCOME ETF

January 31, 2015

Security	Principal or Shares (000s)	Value

0.70%, 11/02/15[d]	$300	$299,828
2.50%, 09/15/16	274	280,384

		1,345,962

TOTAL CORPORATE BONDS & NOTES (Cost: $7,290,966)		7,298,799

REPURCHASE AGREEMENTS — 14.99%
Citigroup Global Markets Inc., 0.42%, 2/02/15[c] (Purchased on 9/29/14 to be repurchased at $600,882, collateralized by U.S. Treasury obligations, 2.38%, due 7/31/17, par and fair value of $581,000 and $612,900, respectively)	600	600,000
Morgan Stanley & Co. LLC, 0.47%, 3/16/15[c] (Purchased on 12/16/14 to be repurchased at $450,529, collateralized by U.S. government agency obligations, 4.09%, due 4/20/61, par and fair value of $4,538,150 and $464,618, respectively)	450	450,000
RBS Securities Inc., 1.00%, 2/04/15 (Purchased on 1/05/15 to be repurchased at $225,188, collateralized by U.S. government agency obligations, 0.00% to 0.75%, due 6/26/18 to 2/01/19, par and fair value of $235,000 and $229,620, respectively)	225	225,000
SG Americas Securities LLC, 0.36%, 2/02/15[c] (Purchased on 11/14/14 to be repurchased at $600,480, collateralized by various corporate debt obligations, 1.03% to 12.20%, due 4/01/16 to 4/01/30, par and fair value of $627,575 and $629,009, respectively)	600	600,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,875,000)		1,875,000

MONEY MARKET FUNDS — 5.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[e,f,g]	522	522,026
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[e,f,g]	42	42,224
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	132	131,679

TOTAL MONEY MARKET FUNDS (Cost: $695,929)		695,929

TOTAL INVESTMENTS IN SECURITIES — 104.35% (Cost: $13,040,243)		13,049,807
Other Assets, Less Liabilities — (4.35)%		(544,345)

NET ASSETS — 100.00%		$12,505,462

[a]	Rates shown are discount rates paid at the time of purchase.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

8

Schedule of Investments (Unaudited)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2015

Security	Principal (000s)	Value

ASSET-BACKED SECURITIES — 23.04%
ABCLO Ltd. Series 2007-1A, Class A1B
0.60%, 04/15/21[a,b]	$1,500	$1,478,569
ACAS CLO Ltd. Series 2007-1A, Class A1S
0.47%, 04/20/21[a,b]	673	666,441
American Credit Acceptance Receivables Trust
Series 2014-1, Class A
1.14%, 03/12/18 (Call 11/10/15)[a]	326	326,305
Series 2014-4, Class A
1.33%, 07/10/18 (Call 12/10/16)[a]	606	606,698
American Express Credit Account Master Trust Series 2013-1, Class A
0.59%, 02/16/21[b]	5,000	5,013,905
American Homes 4 Rent Series 2014-SFR1, Class A
1.25%, 06/17/31[a,b]	455	448,558
AmeriCredit Automobile Receivables Trust
Series 2011-2, Class C
3.19%, 10/12/16 (Call 05/08/15)	89	89,466
Series 2012-3, Class D
3.03%, 07/09/18 (Call 08/08/16)	1,700	1,740,824
Series 2013-1, Class D
2.09%, 02/08/19 (Call 01/08/17)	2,500	2,483,775
ARI Fleet Lease Trust
Series 2012-B, Class A
0.47%, 01/15/21 (Call 01/15/16)[a,b]	2,437	2,431,598
Series 2014-A, Class A2
0.81%, 11/15/22 (Call 11/15/16)[a]	1,045	1,044,953
Avalon IV Capital Ltd. Series 2012-1AR, Class AR
1.43%, 04/17/23[a,b]	1,435	1,422,924
Cabela’s Credit Card Master Note Trust Series 2014-2, Class A
0.62%, 07/15/22[b]	3,500	3,489,101
Chase Issuance Trust
Series 2012-A10, Class A10
0.43%, 12/16/19[b]	3,994	3,987,502
Series 2013-A9, Class A
0.59%, 11/16/20[b]	2,000	2,001,522
Chesapeake Funding LLC Series 2012-1A, Class B
1.77%, 11/07/23[a,b]	1,635	1,645,402
Citibank Credit Card Issuance Trust Series 2013-A4, Class A4
0.59%, 07/24/20[b]	2,000	2,003,986
CNH Wholesale Master Note Trust Series 2013-2A, Class B
1.07%, 08/15/19[a,b]	300	300,298
COA Caerus CLO Ltd. Series 2007-6A, Class A1
0.89%, 12/13/19[a,b]	2,000	1,980,822
Cornerstone CLO Ltd. Series 2007-1A, Class A1S
0.47%, 07/15/21[a,b]	368	363,988
Credit Acceptance Auto Loan Trust
2.00%, 07/15/22[a]	2,315	2,318,952
Series 2013-2A, Class A

Security	Principal (000s)	Value

1.50%, 04/15/21[a]	$1,000	$1,003,544
Dryden XXII Senior Loan Fund Series 2011-22A, Class A1R
1.42%, 01/15/22[a,b]	1,420	1,412,156
DT Auto Owner Trust Series 2014-1A, Class B
1.43%, 03/15/18 (Call 01/15/16)[a]	2,000	2,001,860
Eagle Creek CLO Ltd. Series 2006-1A, Class B
1.14%, 02/28/18[a,b]	1,330	1,323,976
Ford Credit Auto Owner Trust Series 2012-B, Class D
2.93%, 10/15/18 (Call 07/15/16)	1,790	1,838,795
Ford Credit Floorplan Master Owner Trust A
Series 2010-3, Class C
4.99%, 02/15/17[a]	150	150,273
Series 2012-2, Class D
3.50%, 01/15/19	1,885	1,960,909
Series 2014-4, Class A2
1.00%, 08/15/19[b]	3,000	2,995,182
ING IM CLO Ltd. Series 2012-1RA, Class A1R
1.44%, 03/14/22[a,b]	1,435	1,420,026
Invitation Homes Trust
Series 2013-SFR1, Class A
1.40%, 12/17/30[a,b]	1,992	1,978,325
Series 2014-SFR3, Class A
1.37%, 12/17/31[a,b]	3,000	2,974,911
Katonah Ltd. Series 2007-10A, Class A2B
0.48%, 04/17/20[a,b]	1,284	1,271,968
LCM X LP Series 10AR, Class AR
1.51%, 04/15/22[a,b]	2,000	1,991,408
Mayport CLO Ltd. Series 2006-1A, Class A3L
0.88%, 02/22/20[a,b]	2,070	2,049,597
MBNA Credit Card Master Note Trust Series 2005-B3, Class B3
0.37%, 03/19/18[b,c]	590	662,999
NACM CLO I Series 2006-1A, Class A2
0.71%, 06/20/19[a,b]	2,080	2,068,730
Navient Private Education Loan Trust Series 2014-CT, Class A
0.87%, 09/16/24[a,b]	342	341,188
Oaktree Enhanced Income Funding Series II Ltd. Series 2013-2A, Class A
1.43%, 04/20/23[a,b]	4,000	3,980,070
OHA Intrepid Leveraged Loan Fund Ltd. Series 2011-1AR, Class AR
1.15%, 04/20/21[a,b]	866	862,014
OneMain Financial Issuance Trust Series 2014-2A, Class A
2.47%, 09/18/24[a]	3,510	3,512,738
Palmer Square CLO Ltd. Series 2014-1A, Class A1
1.50%, 10/17/22[a,b]	2,500	2,494,376
PFS Financing Corp.
Series 2014-AA, Class A
0.77%, 02/15/19[a,b]	1,000	1,002,219
Series 2014-AA, Class B
1.12%, 02/15/19[a,b]	1,100	1,102,333
Series 2014-BA, Class A

9

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2015

Security	Principal (000s)	Value

0.77%, 10/15/19[a,b]	$1,915	$1,915,281
Regatta Funding Ltd. Series 2007-1A, Class A1L
0.49%, 06/15/20[a,b]	779	770,496
Santander Drive Auto Receivables Trust
Series 2012-2, Class D
3.87%, 02/15/18 (Call 05/15/16)	2,000	2,062,552
Series 2012-AA, Class C
1.78%, 11/15/18 (Call 08/15/16)[a]	1,545	1,550,664
Series 2012-AA, Class D
2.46%, 12/17/18 (Call 10/15/16)[a]	2,500	2,512,972
Series 2013-1, Class C
1.76%, 01/15/19	2,250	2,260,118
Series 2013-2, Class B
1.33%, 03/15/18 (Call 03/15/16)	2,400	2,404,025
Series 2013-5, Class A2B
0.55%, 04/17/17 (Call 04/15/15)[b]	74	73,783
Series 2013-5, Class B
1.55%, 10/15/18 (Call 06/15/16)	775	777,926
Series 2014-1, Class D
2.91%, 04/15/20 (Call 05/15/17)	2,345	2,368,532
Series 2014-3, Class B
1.45%, 05/15/19 (Call 02/15/17)	785	784,215
Series 2014-S1, Class R
1.42%, 08/16/18[a]	645	642,091
Silver Bay Realty Trust Series 2014-1, Class A
1.17%, 09/17/31[a,b]	1,042	1,022,745
SLM Private Credit Student Loan Trust
Series 2004-A, Class A2
0.44%, 03/16/20[b]	571	570,536
Series 2004-B, Class A2
0.44%, 06/15/21[b]	2,585	2,568,040
Series 2005-A, Class A2
0.38%, 12/15/20[b]	637	638,353
Series 2006-A, Class A4
0.43%, 12/15/23[b]	1,068	1,057,474
SLM Private Education Loan Trust
Series 2011-A, Class A1
1.17%, 10/15/24[a,b]	979	982,862
Series 2011-C, Class A1
1.57%, 12/15/23[a,b]	950	954,382
Series 2011-C, Class A2A
3.42%, 10/17/44[a,b]	2,000	2,153,994
Series 2012-A, Class A1
1.57%, 08/15/25[a,b]	896	905,117
Series 2012-B, Class A2
3.48%, 10/15/30[a]	1,250	1,304,346
Series 2012-C, Class A1
1.27%, 08/15/23[a,b]	1,773	1,782,279
Series 2012-E, Class A1
0.92%, 10/16/23[a,b]	819	821,199
Series 2012-E, Class A2B
1.92%, 06/15/45[a,b]	250	257,135
Series 2013-A, Class A1
0.77%, 08/15/22[a,b]	1,484	1,485,548
Series 2013-A, Class A2B
1.22%, 05/17/27[a,b]	265	266,776
Series 2013-B, Class A1
0.82%, 07/15/22[a,b]	1,682	1,684,723
Series 2013-C, Class A1
1.02%, 02/15/22[a,b]	1,645	1,650,835
Series 2013-C, Class A2B
1.57%, 10/15/31[a,b]	1,750	1,771,101

Security	Principal (000s)	Value

Series 2014-A, Class A1
0.77%, 07/15/22[a,b]	$2,250	$2,252,058
SLM Student Loan Trust
Series 2006-4, Class A5
0.36%, 10/27/25[b]	2,390	2,381,064
Series 2011-2, Class A1
1.00%, 11/25/27[b]	1,432	1,428,341
SoFi Professional Loan Program LLC
1.42%, 03/25/33[a,b]	2,745	2,745,000
Series 2014-A, Class A1
1.77%, 06/25/25[a,b]	1,711	1,733,852
Series 2014-B, Class A1
1.47%, 08/25/32[a,b]	949	949,804
SWAY Residential Trust Series 2014-1, Class A
1.47%, 01/17/32[a,b]	2,181	2,173,651
Wheels SPV 2 LLC Series 2014-1A, Class A2
0.84%, 03/20/23[a]	580	580,908

TOTAL ASSET-BACKED SECURITIES (Cost: $130,833,623)		130,489,964

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.11%

MORTGAGE-BACKED SECURITIES — 15.11%
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class A
1.22%, 09/15/26[a,b]	525	524,749
Series 2014-FL1, Class A
1.57%, 12/15/31[b]	3,245	3,246,087
Banc of America Commercial Mortgage Trust
Series 2006-2, Class A4
5.73%, 05/10/45[b]	1,925	1,995,463
Series 2007-3, Class A1A
5.59%, 06/10/49[b]	993	1,073,425
Banc of America Merrill Lynch Commercial Mortgage Inc.
Series 2005-4, Class A5A
4.93%, 07/10/45	511	514,466
Series 2005-4, Class A5B
5.00%, 07/10/45[b]	2,730	2,760,592
Series 2005-6, Class B
5.15%, 09/10/47[b]	1,580	1,623,175
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR7, Class A3
5.12%, 02/11/41[b]	410	410,152
Series 2005-PWR8, Class A4
4.67%, 06/11/41	168	168,962
Series 2006-PW12, Class A4
5.70%, 09/11/38[b]	1,202	1,253,775
Series 2006-PW14, Class A1A
5.19%, 12/11/38	213	226,212
Series 2007-PW15, Class A1A
5.32%, 02/11/44	240	255,495
Brunel Residential Mortgage Securitisation PLC Series 2007-1A, Class A4C
0.45%, 01/13/39 (Call 04/13/15)[a,b]	1,610	1,591,412
Carefree Portfolio Trust Series 2014-CARE, Class A
1.49%, 11/15/19[a,b]	4,500	4,502,624
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class A4
5.43%, 10/15/49	2,000	2,113,852

10

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2015

Security	Principal (000s)	Value

Series 2014-388G, Class A
0.92%, 06/15/33[a,b]	$2,125	$2,122,006
COMM Mortgage Trust
Series 2006-C7, Class A4
5.76%, 06/10/46[b]	1,851	1,932,239
Series 2007-C9, Class A4
5.80%, 12/10/49[b]	5,320	5,825,187
Series 2014-PAT, Class A
0.97%, 08/13/27[a,b]	1,420	1,415,110
Commission Mortgage Trust Series 2014-FL5, Class A
1.54%, 10/15/31[a,b]	1,375	1,375,595
Credit Suisse Commercial Mortgage Trust
Series 2006-C1, Class AJ
5.47%, 02/15/39[b]	791	822,379
Series 2006-C5, Class A3
5.31%, 12/15/39	493	518,573
CSMC Trust Series 2014-SURF, Class A
1.02%, 02/15/29[a,b]	2,000	1,989,942
DBRR Trust Series 2013-EZ2, Class A
0.85%, 02/25/45 (Call 03/17/15)[a,b]	543	543,218
FCT Marsollier Mortgages Series 2009-1, Class A
0.58%, 09/27/50[b,c]	414	465,152
GMAC Commercial Mortgage Securities Inc. Trust Series 2006-C1, Class A1A
5.23%, 11/10/45[b]	1,831	1,877,873
Granite Master Issuer PLC
Series 2005-1, Class A4
0.37%, 12/20/54[b]	397	394,825
Series 2006-1A, Class A5
0.31%, 12/20/54[a,b]	572	566,996
Series 2006-2, Class A4
0.25%, 12/20/54[b]	1,971	1,958,407
Series 2006-3, Class A3
0.25%, 12/20/54[b]	1,672	1,660,698
Series 2006-3, Class A4
0.25%, 12/20/54[b]	2,977	2,957,378
Series 2007-1, Class 2A1
0.31%, 12/20/54[b]	2,481	2,465,820
Series 2007-2, Class 2A1
0.25%, 12/17/54[b]	541	537,046
Series 2007-2, Class 3A1
0.35%, 12/17/54[b]	734	729,473
Series 2007-2, Class 4A1
0.26%, 12/17/54[b]	137	135,652
Granite Mortgages PLC Series 2004-1, Class 2A1
0.57%, 03/20/44[b]	1,416	1,411,697
GS Mortgage Securities Trust Series 2006-GG8, Class AM
5.59%, 11/10/39 (Call 10/06/16)	1,000	1,064,658
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB13, Class A4
5.24%, 01/12/43[b]	801	815,368
Series 2006-LDP9, Class A3
5.34%, 05/15/47	2,457	2,604,433
Series 2007-CB18, Class A1A
5.43%, 06/12/47[b]	248	264,387
Series 2007-CB18, Class A4
5.44%, 06/12/47	1,924	2,046,782
Series 2007-CB20, Class A4

Security	Principal (000s)	Value

5.79%, 02/12/51[b]	$1,895	$2,058,802
Series 2014-FL6, Class A
1.57%, 11/15/31[a,b]	2,295	2,296,168
LB-UBS Commercial Mortgage Trust
Series 2006-C7, Class A3
5.35%, 11/15/38	525	558,428
Series 2006–C4, Class AM
5.86%, 06/15/38[b]	1,250	1,324,200
Series 2007-C2, Class A3
5.43%, 02/15/40	1,973	2,113,879
ML-CFC Commercial Mortgage Trust Series 2007-9, Class A4
5.70%, 09/12/49	1,425	1,538,283
Morgan Stanley Capital I Trust
Series 2006-HQ9, Class A4FL
0.31%, 07/12/44[b]	3,768	3,740,392
Series 2006-IQ12, Class A1A
5.32%, 12/15/43	388	411,954
Series 2007-HQ11, Class A4FL
0.30%, 02/12/44[b]	3,960	3,923,588
Series 2007-IQ15, Class A4
5.91%, 06/11/49[b]	1,665	1,812,229
Series 2007-T25, Class A3
5.51%, 11/12/49[b]	489	521,694
Series 2007-T27, Class A4
5.65%, 06/11/42[b]	2,650	2,884,059
Morgan Stanley Re-REMIC Trust Series 2011-IO, Class B
0.00%, 03/23/51[a]	543	539,046
PUMA FINANCE PTY Ltd. Series G5, Class A1
0.37%, 02/21/38[a,b]	602	598,177
Wachovia Bank Commercial Mortgage Trust
Series 2006-C24, Class A3
5.56%, 03/15/45[b]	203	209,698
Series 2006-C29, Class A1A
5.30%, 11/15/48	230	244,816

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $85,775,737)		85,536,748

CORPORATE BONDS & NOTES — 48.88%

ADVERTISING — 0.24%
Omnicom Group Inc.
5.90%, 04/15/16	1,276	1,348,622

		1,348,622
AGRICULTURE — 2.18%
Altria Group Inc.
4.13%, 09/11/15	1,355	1,384,734
BAT International Finance PLC
1.40%, 06/05/15[a]	1,000	1,001,756
Bunge Ltd. Finance Corp.
5.10%, 07/15/15	2,500	2,546,975
Lorillard Tobacco Co.
3.50%, 08/04/16	2,150	2,218,733
Reynolds American Inc.
1.05%, 10/30/15	5,215	5,218,124

		12,370,322

11

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2015

Security	Principal (000s)	Value

AIRLINES — 0.93%
Continental Airlines Inc. 2009-1 Pass Through Trust
9.00%, 01/08/18[d]	$2,809	$3,068,752
Delta Air Lines Inc. 2010-1 Pass Through Trust Series 101B
6.38%, 07/02/17[a]	1,500	1,556,250
UAL 2009-2 Pass Through Trust Class A
9.75%, 07/15/18	594	658,893

		5,283,895
AUTO MANUFACTURERS — 1.22%
Daimler Finance North America LLC
0.57%, 08/01/17[a,b]	1,700	1,698,320
2.63%, 09/15/16[a]	1,000	1,026,269
3.00%, 03/28/16[a]	750	768,583
Nissan Motor Acceptance Corp.
0.78%, 03/03/17[a,b]	250	250,151
0.95%, 09/26/16[a,b]	750	753,528
1.00%, 03/15/16[a,d]	2,400	2,406,636

		6,903,487
AUTO PARTS & EQUIPMENT — 0.09%
Johnson Controls Inc.
5.50%, 01/15/16	500	522,400

		522,400
BANKS — 14.38%
Abbey National Treasury Services PLC/London
4.00%, 04/27/16	1,750	1,814,902
ABN AMRO Bank NV
1.06%, 10/28/16[a,b]	635	638,886
Bank of America Corp.
0.84%, 08/25/17[b]	1,250	1,248,087
1.07%, 03/22/16[b]	2,750	2,760,015
1.35%, 11/21/16	300	300,450
3.63%, 03/17/16	5,250	5,402,985
3.70%, 09/01/15	1,000	1,017,334
Series B
5.30%, 09/30/15	700	719,810
Banque Federative du Credit Mutuel SA
1.11%, 01/20/17[a,b]	1,000	1,005,801
Barclays Bank PLC
0.81%, 02/17/17[b]	3,150	3,155,705
BNP Paribas SA
0.83%, 12/12/16[b]	750	751,793
3.60%, 02/23/16	1,000	1,028,861
BPCE SA
0.87%, 06/17/17[b]	700	700,636
1.08%, 02/10/17[b]	1,900	1,910,619
Capital One Financial Corp.
1.00%, 11/06/15	2,220	2,223,954
3.15%, 07/15/16	1,400	1,441,496
5.50%, 06/01/15	1,250	1,270,259
Citigroup Inc.
1.00%, 03/10/17[b]	1,750	1,746,701
1.22%, 07/25/16[b]	975	980,439
1.30%, 04/01/16	500	501,836

Security	Principal (000s)	Value

Danske Bank A/S
3.75%, 04/01/15[a]	$1,000	$1,005,125
Deutsche Bank AG/London
1.00%, 05/30/17[b]	1,000	999,521
3.25%, 01/11/16	500	511,029
Deutsche Bank Financial LLC
5.38%, 03/02/15	1,100	1,103,321
Fifth Third Bancorp
0.67%, 12/20/16[b]	750	745,655
3.63%, 01/25/16	3,250	3,333,947
Goldman Sachs Group Inc. (The)
0.70%, 03/22/16[b]	4,665	4,658,875
0.86%, 06/04/17[b]	1,000	997,104
1.60%, 11/23/15[d]	1,700	1,711,958
3.63%, 02/07/16	2,250	2,309,753
5.35%, 01/15/16	3,400	3,541,848
Huntington National Bank (The)
0.68%, 04/24/17 (Call 03/25/17)[b]	1,405	1,402,929
ING Bank NV
1.19%, 03/07/16[a,b]	800	803,842
4.00%, 03/15/16[a,d]	1,250	1,292,982
Intesa Sanpaolo SpA
3.13%, 01/15/16	1,600	1,625,614
3.63%, 08/12/15[a]	200	202,474
JPMorgan Chase & Co.
0.85%, 02/26/16[b]	1,575	1,578,029
3.45%, 03/01/16	3,800	3,900,928
5.15%, 10/01/15	1,700	1,747,381
5.25%, 05/01/15[d]	2,150	2,171,500
KeyCorp
3.75%, 08/13/15	2,250	2,290,833
Morgan Stanley
0.97%, 01/05/18[b]	1,250	1,247,820
1.48%, 02/25/16[b]	1,750	1,764,044
3.80%, 04/29/16	500	516,899
5.38%, 10/15/15[d]	1,350	1,392,282
6.00%, 04/28/15	370	374,757
MUFG Union Bank N.A.
1.00%, 09/26/16[b]	1,000	1,005,386
Royal Bank of Scotland Group PLC
1.20%, 03/31/17[b]	1,150	1,152,157
Royal Bank of Scotland PLC (The)
3.95%, 09/21/15	160	163,013
Standard Chartered PLC
3.20%, 05/12/16[a]	730	750,390
State Bank of India/London
4.50%, 07/27/15[c]	750	762,427
Sumitomo Mitsui Trust Bank Ltd.
1.02%, 09/16/16[a,b]	500	502,809
Wachovia Corp.
0.62%, 10/15/16[b]	3,250	3,240,461

		81,427,662
CHEMICALS — 0.89%
Airgas Inc.
3.25%, 10/01/15 (Call 09/01/15)	665	675,572
Eastman Chemical Co.
3.00%, 12/15/15	2,800	2,851,618
Ecolab Inc.
1.00%, 08/09/15	1,500	1,502,978

		5,030,168

12

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2015

Security	Principal (000s)	Value

COMMERCIAL SERVICES — 0.61%
ERAC USA Finance LLC
1.40%, 04/15/16[a]	$1,660	$1,667,281
5.60%, 05/01/15[a]	1,359	1,375,089
5.90%, 11/15/15[a]	400	415,938

		3,458,308
COMPUTERS — 0.54%
Computer Sciences Corp.
2.50%, 09/15/15[d]	725	730,920
Hewlett-Packard Co.
2.13%, 09/13/15	1,750	1,762,640
2.35%, 03/15/15	550	551,171

		3,044,731
DIVERSIFIED FINANCIAL SERVICES — 3.92%
Air Lease Corp.
4.50%, 01/15/16	3,300	3,378,375
Bear Stearns Companies Inc. (The)
5.30%, 10/30/15[d]	700	723,596
Caisse Centrale Desjardins
0.59%, 09/12/17[a,b]	3,800	3,790,093
Ford Motor Credit Co. LLC
0.81%, 12/06/17[b]	1,000	990,992
1.48%, 05/09/16[b]	1,500	1,510,735
1.70%, 05/09/16	750	753,320
2.50%, 01/15/16	1,000	1,013,669
4.21%, 04/15/16	5,250	5,437,010
5.63%, 09/15/15	260	267,535
12.00%, 05/15/15	1,200	1,237,505
HSBC Finance Corp.
0.66%, 06/01/16[b]	2,025	2,021,586
5.00%, 06/30/15	1,025	1,043,842

		22,168,258
ELECTRIC — 1.67%
Duke Energy Florida Inc.
0.65%, 11/15/15	370	370,335
Jersey Central Power & Light Co.
5.63%, 05/01/16	1,500	1,574,081
LG&E and KU Energy LLC
2.13%, 11/15/15	1,233	1,242,354
Nevada Power Co. Series M
5.95%, 03/15/16	1,091	1,153,297
Ohio Power Co.
6.00%, 06/01/16	835	891,699
Progress Energy Inc.
5.63%, 01/15/16	2,225	2,326,326
Southern Power Co. Series D
4.88%, 07/15/15	1,871	1,905,823

		9,463,915
ELECTRONICS — 1.06%
Thermo Fisher Scientific Inc.
3.20%, 05/01/15	1,000	1,006,366

Security	Principal (000s)	Value

3.20%, 03/01/16	$4,864	$4,980,216

		5,986,582
FOOD — 0.45%
Mondelez International Inc.
4.13%, 02/09/16	1,500	1,547,338
Nabisco Inc.
7.55%, 06/15/15	1,000	1,023,981

		2,571,319
FOREST PRODUCTS & PAPER — 0.29%
Georgia-Pacific LLC
7.70%, 06/15/15	1,000	1,023,961
International Paper Co.
5.30%, 04/01/15	594	598,484

		1,622,445
HEALTH CARE — PRODUCTS — 1.23%
Covidien International Finance SA
1.35%, 05/29/15	1,000	1,002,741
2.80%, 06/15/15[d]	370	373,166
Life Technologies Corp.
3.50%, 01/15/16	4,310	4,410,552
Medtronic Inc.
2.63%, 03/15/16	1,158	1,184,773

		6,971,232
INSURANCE — 1.75%
American International Group Inc.
2.38%, 08/24/15	1,555	1,568,312
5.05%, 10/01/15	1,187	1,220,381
Aon Corp.
3.50%, 09/30/15	2,156	2,194,329
Hartford Financial Services Group Inc. (The)
4.00%, 03/30/15	2,000	2,010,606
Liberty Mutual Group Inc.
6.70%, 08/15/16[a]	785	850,906
Manulife Financial Corp.
3.40%, 09/17/15	1,448	1,470,808
Prudential Financial Inc. Series D
4.75%, 09/17/15	585	599,375

		9,914,717
LEISURE TIME — 0.86%
Carnival Corp.
1.20%, 02/05/16	4,850	4,855,500

		4,855,500
MANUFACTURING — 0.67%
Pentair Finance SA
1.35%, 12/01/15	3,800	3,810,587

		3,810,587

13

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2015

Security	Principal (000s)	Value

MEDIA — 1.56%
Cox Communications Inc.
5.50%, 10/01/15	$1,850	$1,908,806
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.13%, 02/15/16	5,690	5,825,462
Time Warner Cable Inc.
3.50%, 02/01/15	1,100	1,100,000

		8,834,268
OIL & GAS — 1.10%
Anadarko Petroleum Corp.
5.95%, 09/15/16	1,300	1,390,254
Marathon Oil Corp.
0.90%, 11/01/15	1,200	1,196,575
Noble Holding International Ltd.
3.45%, 08/01/15	1,500	1,512,382
Pioneer Natural Resources Co.
5.88%, 07/15/16	1,300	1,381,494
Sunoco Inc.
9.63%, 04/15/15	752	764,349

		6,245,054
PHARMACEUTICALS — 2.72%
AbbVie Inc.
1.20%, 11/06/15	1,850	1,855,345
Allergan Inc./United States
5.75%, 04/01/16	3,343	3,522,569
Express Scripts Holding Co.
3.13%, 05/15/16	2,750	2,824,143
Mylan Inc./PA
1.80%, 06/24/16	1,700	1,712,004
7.88%, 07/15/20 (Call 07/15/15)[a]	776	825,360
Zoetis Inc.
1.15%, 02/01/16	4,650	4,659,305

		15,398,726
PIPELINES — 0.37%
Kinder Morgan Finance Co. LLC
5.70%, 01/05/16	2,000	2,069,516

		2,069,516
REAL ESTATE INVESTMENT TRUSTS — 3.71%
American Tower Corp.
4.63%, 04/01/15	3,300	3,321,179
DDR Corp.
9.63%, 03/15/16[d]	1,500	1,641,431
ERP Operating LP
5.13%, 03/15/16	1,500	1,571,097
5.38%, 08/01/16	900	958,499
6.58%, 04/13/15	570	576,575
HCP Inc.
3.75%, 02/01/16	1,250	1,283,770
6.00%, 03/01/15	1,150	1,154,765
7.07%, 06/08/15	1,375	1,404,542
Health Care REIT Inc.
5.88%, 05/15/15	2,100	2,131,044
Host Hotels & Resorts LP
5.88%, 06/15/19 (Call 06/15/15)	2,420	2,536,477

Security	Principal (000s)	Value

Nationwide Health Properties Inc.
6.00%, 05/20/15	$1,975	$2,005,630
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	2,355	2,396,448

		20,981,457
RETAIL — 0.13%
AutoZone Inc.
5.50%, 11/15/15	500	518,767
CVS Health Corp.
3.25%, 05/18/15	193	194,555

		713,322
SAVINGS & LOANS — 0.65%
Amsouth Bank/Birmingham AL Series AI
5.20%, 04/01/15[d]	250	251,707
Santander Holdings USA Inc./PA
3.00%, 09/24/15 (Call 08/24/15)	1,000	1,009,863
4.63%, 04/19/16	2,319	2,419,967

		3,681,537
SOFTWARE — 0.69%
Fiserv Inc.
3.13%, 10/01/15	945	960,024
3.13%, 06/15/16	2,840	2,920,741

		3,880,765
TELECOMMUNICATIONS — 1.29%
Verizon Communications Inc.
0.64%, 06/09/17[b]	3,500	3,494,214
1.77%, 09/15/16[b]	3,250	3,308,299
Vodafone Group PLC
0.62%, 02/19/16[b]	500	500,190

		7,302,703
TRANSPORTATION — 1.50%
Asciano Finance Ltd.
3.13%, 09/23/15[a]	1,185	1,196,631
CSX Corp.
6.25%, 04/01/15	417	420,690
JB Hunt Transport Services Inc.
3.38%, 09/15/15	857	869,023
Kansas City Southern de Mexico SA de CV
0.96%, 10/28/16[b]	1,000	997,559
Ryder System Inc.
3.15%, 03/02/15	1,385	1,387,673
3.60%, 03/01/16	784	806,163
7.20%, 09/01/15	1,000	1,037,523
Union Pacific Corp.
7.00%, 02/01/16	1,700	1,805,968

		8,521,230
TRUCKING & LEASING — 2.18%
GATX Corp.
4.75%, 05/15/15	825	834,272

14

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2015

Security	Principal or Shares (000s)	Value

GATX Financial Corp.
5.70%, 04/15/15[d]	$1,000	$1,009,642
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.50%, 03/15/16[a]	6,503	6,596,214
3.13%, 05/11/15[a]	3,905	3,929,114

		12,369,242

TOTAL CORPORATE BONDS & NOTES
(Cost: $277,073,751)		276,751,970

MUNICIPAL DEBT OBLIGATIONS — 0.81%

CALIFORNIA — 0.25%
State of California GO
0.85%, 02/01/15	1,435	1,435,029

		1,435,029
NEW JERSEY — 0.56%
New Jersey Economic Development Authority RB Series Q
1.10%, 06/15/16	3,180	3,177,233

		3,177,233

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $4,607,503)		4,612,262

SHORT-TERM INVESTMENTS — 10.37%

MONEY MARKET FUNDS — 10.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[e,f,g]	6,439	6,439,016
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[e,f,g]	521	520,817
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	51,760	51,759,654

		58,719,487

TOTAL SHORT-TERM INVESTMENTS
(Cost: $58,719,487)		58,719,487

TOTAL INVESTMENTS IN SECURITIES — 98.21%
(Cost: $557,010,101)		556,110,431
Other Assets, Less Liabilities — 1.79%		10,114,210

NET ASSETS — 100.00%		$566,224,641

GO —  General Obligation

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.

[b]	Variable rate security. Rate shown is as of report date.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	Affiliated issuer. See Note 2.
f	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Forward currency contracts as of January 31, 2015 were as follows:

Currency Purchased	Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD 1,144,768	EUR 992,000	04/21/15	CITI	$24,570

Counterparties:

CITI — Citibank N.A.

Currency abbreviations:

EUR — Euro

USD — United States Dollar

See accompanying notes to schedules of investments.

15

Notes to Schedules of Investments (Unaudited)

iSHARES®U.S. ETF TRUST

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF
Commodities Select Strategy
Interest Rate Hedged Corporate Bond
Interest Rate Hedged High Yield Bond
Liquidity Income
Short Maturity Bond

The iShares Commodities Select Strategy ETF carries out its investment strategies associated with investment in commodity-linked futures contracts and other derivatives (“commodity-linked investments”) by investing up to 25% of its total assets in iShares Commodities Strategy Cayman Ltd., a wholly-owned subsidiary organized in the Cayman Islands (the “Subsidiary”), which in turn invests in commodity-linked investments. The accompanying schedule of investments is consolidated and includes the commodity-linked investments held by the Subsidiary.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

16

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

•	Repurchase agreements are valued at amortized cost, which approximates market value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

17

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES®U.S. ETF TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Commodities Select Strategy
Assets:
Common Stocks	$5,356,980	$—	$—	$5,356,980
Money Market Funds	6,421,402	—	—	6,421,402
Futures Contracts[a]	184,679	—	—	184,679

	$11,963,061	$—	$—	$11,963,061

Liabilities:
Futures Contracts[a]	$(585,460)	$—	$—	$(585,460)

Interest Rate Hedged Corporate Bond
Assets:
Exchange-Traded Funds	$14,148,238	$—	$—	$14,148,238
Money Market Funds	202,145	—	—	202,145

	$14,350,383	$—	$—	$14,350,383

Liabilities:
Futures Contracts[a]	$(683,473)	$—	$—	$(683,473)

Interest Rate Hedged High Yield Bond
Assets:
Exchange-Traded Funds	$78,185,919	$—	$—	$78,185,919
Money Market Funds	324,184	—	—	324,184

	$78,510,103	$—	$—	$78,510,103

Liabilities:
Futures Contracts[a]	$(1,075,031)	$—	$—	$(1,075,031)

Liquidity Income
Assets:
Asset-Backed Securities	$—	$1,268,919	$—	$1,268,919
Certificates of Deposit	—	571,780	—	571,780
Commercial Paper	—	1,339,380	—	1,339,380
Corporate Bonds & Notes	—	7,048,424	250,375	7,298,799
Repurchase Agreements	—	1,875,000	—	1,875,000
Money Market Funds	695,929	—	—	695,929

	$695,929	$12,103,503	$250,375	$13,049,807

Short Maturity
Assets:
Asset-Backed Securities	$—	$127,102,873	$3,387,091	$130,489,964
Collateralized Mortgage Obligations	—	83,989,332	1,547,416	85,536,748
Corporate Bonds & Notes	—	276,751,970	—	276,751,970
Municipal Debt Obligations	—	4,612,262	—	4,612,262
Money Market Funds	58,719,487	—	—	58,719,487
Forward Currency Contracts[a]	—	24,570	—	24,570

	$58,719,487	$492,481,007	$4,934,507	$556,135,001

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

18

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES®U.S. ETF TRUST

The following table includes a rollforward for the three months ended January 31, 2015 of investments whose values are classified as Level 3 as of the beginning or end of the period.

iShares Liquidity Income ETF	Corporate Bond &Notes
Balance at beginning of period	$501,000
Realized gain (loss) and change in unrealized appreciation/depreciation	(750)
Purchases	—
Sales	(249,875)
Transfers in [a]	—
Transfers out [a]	—

Balance at end of period[b]	$250,375

Net change in unrealized appreciation/depreciation on investments still held at end of period	$375

[a]	Represents the value as of the beginning of the reporting period.
[b]

The Fund’s investments that are categorized as Level 3 were value utilizing a single broker quote without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investment.

REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements. In a repurchase agreement, a Fund purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Fund could experience losses, delays and costs in liquidating the collateral.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

19

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

FEDERAL INCOME TAXES

As of January 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Commodities Select Strategy	$12,084,961	$–	$(306,579)	$(306,579)
Interest Rate Hedged Corporate Bond	13,797,049	554,683	(1,349)	553,334
Interest Rate Hedged High Yield Bond	80,099,584	–	(1,589,481)	(1,589,481)
Liquidity Income	13,040,243	11,654	(2,090)	9,564
Short Maturity	556,881,325	390,409	(1,161,303)	(770,894)

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

Each of the iShares Interest Rate Hedged High Yield Bond and iShares Interest Rate Hedged Corporate Bond ETFs currently seeks to achieve its investment objective by investing a substantial portion of its assets in an affiliated iShares fund.

20

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the three months ended January 31, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period (000s)	Shares Purchased (000s)	Shares Sold (000s)	Shares Held at End of Period (000s)	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Interest Rate Hedged Corporate Bond iShares iBoxx Investment Grade Corporate Bond ETF	79,200	40,500	(5,500)	114,200	$14,148,238	$104,520	$5,728

Interest Rate Hedged High Yield Bond iShares iBoxx High Yield Corporate Bond ETF	462,500	466,059	(62,041)	866,518	$78,185,919	$—	$(78,333)

3.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index, or in the case of the iShares Commodities Select Strategy ETF, as part of its investment strategy. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

4.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

21

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: March 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: March 27, 2015

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: March 27, 2015